SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Property and equipment
Interest cost capitalized	¥ 0	¥ 0	¥ 0
Furniture, fixtures and equipment
Property and equipment
Estimated useful lives	3 years
Electronic equipment
Property and equipment
Estimated useful lives	3 years
Vehicles
Property and equipment
Estimated useful lives	5 years